Business Combination (Tables)	12 Months Ended
Jan. 31, 2022
Reverse Recapitalization [Abstract]
Schedule of Business Combination transactions
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of stockholders’ equity for the fiscal year ended January 31, 2022:

(in thousands)	Recapitalization
Cash - dMY IV Trust and cash, net of redemptions	$338,383
Cash - PIPE Investment	252,000
Less: Transaction costs (1)	(57,219)
Proceeds from Business Combination and PIPE Investment. net	$533,164
Less: non-cash accrued transaction costs	(326)
Less: non-cash liability assumed as part of Business Combination	(171)
Less: non-cash fair value of Public Warrants	(24,840)
Less: non-cash fair value of Private Placement Warrants	(29,370)
Business Combination and PIPE Investment, net	$478,457
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(1)Excludes $2.2 million of transaction costs incurred attributable to the Public Warrants and Private Placement Warrants, which were recorded within other income (expense), net in the consolidated statement of operations and comprehensive loss for the fiscal year ended January 31, 2022.
The number of shares of the Company’s common stock outstanding immediately following the consummation of the Business Combination and related transactions is as follows:

Number of Shares
Former Planet stockholders - Class A Common Stock (1)	172,161,152
Former Planet stockholders - Class B Common Stock	21,157,586
dMY IV’s public stockholders - Class A Common Stock (2)	33,810,330
Holders of dMY IV’s sponsor shares - Class A Common Stock (3)	7,762,500
PIPE Investment - Class A Common Stock	25,200,000
Total shares of common stock immediately after Business Combination	260,091,568
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(1)Excludes 1,746,296 shares of Class A common stock associated with the early exercise of unvested Former Planet stock options.
(2)Upon the closing of the Business Combination, dMY IV’s public stockholders were offered the opportunity to redeem shares of dMY IV Class A common stock then held by them for cash equal to their pro rata share of the aggregate amount on deposit (as of two business days prior to the closing) in the trust account. The table above reflects redemptions of 689,670 shares of Class A common stock that occurred.
(3)Excludes 862,500 shares of Class A common associated with the dMY Sponsor Earn-out Shares that are subject to vesting requirements.